Financial risk management, objectives and policies (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Net	S/ 18,321	S/ 11,865
Derivative financial instruments	12,268	489	S/ 69,912
Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Net	1,470
Derivative financial instruments	1,470
Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Net	(1,631)	(2,841)
Derivative financial instruments	(1,625)	(2,836)
Not Later Than One Year [Member]
Disclosure of financial liabilities [line items]
Net	(7,448)	(13,032)
Derivative financial instruments	(7,336)	(12,885)
Later Than One Year and Not Later Than Five Years [Member]
Disclosure of financial liabilities [line items]
Net	25,930	(100,102)
Derivative financial instruments	19,759	(94,939)
Later Than Five Years [Member]
Disclosure of financial liabilities [line items]
Net		127,840
Derivative financial instruments		111,149
Inflows [Member]
Disclosure of financial liabilities [line items]
Net	77,425	139,785
Inflows [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Net	1,470
Inflows [Member] | Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Net
Inflows [Member] | Not Later Than One Year [Member]
Disclosure of financial liabilities [line items]
Net
Inflows [Member] | Later Than One Year and Not Later Than Five Years [Member]
Disclosure of financial liabilities [line items]
Net	75,955
Inflows [Member] | Later Than Five Years [Member]
Disclosure of financial liabilities [line items]
Net		139,785
Outflows [Member]
Disclosure of financial liabilities [line items]
Net	(59,104)	(127,920)
Outflows [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Net
Outflows [Member] | Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Net	(1,631)	(2,841)
Outflows [Member] | Not Later Than One Year [Member]
Disclosure of financial liabilities [line items]
Net	(7,448)	(13,032)
Outflows [Member] | Later Than One Year and Not Later Than Five Years [Member]
Disclosure of financial liabilities [line items]
Net	(50,025)	(100,102)
Outflows [Member] | Later Than Five Years [Member]
Disclosure of financial liabilities [line items]
Net		S/ (11,945)